Commitments and Contingencies	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

15. COMMITMENTS AND CONTINGENCIES

Lease Commitments

We entered into operating leases for corporate offices in Hong Kong for terms of ranging from 2 to 3 years. Our commitments for minimum lease payment under these operating lease obligations as of March 31, 2026 are listed in section “Note 9 — RIGHT-OF-USE ASSETS AND LEASE LIABILITIES”.

Litigation

From time to time, we are involved in claims and legal proceedings that arise in the ordinary course of business including the class action against the Company mentioned below. Based on currently available information, we do not believe that the ultimate outcome of any unresolved matters, individually and in the aggregate, is reasonably possible to have a material adverse effect on our financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and our view of these matters may change in the future. We record a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. We review the need for any such liabilities on a regular basis.

In December 2025, a securities class action complaint was filed in the United States District Court for the Southern District of New York against the Company, certain of its current and former officers and directors and other professional parties, alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder. The complaint purports to be brought on behalf of investors who purchased or otherwise acquired the Company’s securities between October 21, 2025 and November 12, 2025, and alleges that the defendants made materially false and misleading statements and omissions concerning, among other things, the Company’s business, operations and prospects, and that the Company’s stock price was artificially inflated by a purported market manipulation and promotional scheme. The plaintiffs seek, among other relief, compensatory damages, costs and attorneys’ fees. The Company strongly denies any wrongdoing and intends to vigorously defend against these matters. As the lawsuit remains at a preliminary stage, the Company is currently unable to estimate the potential outcome or a range of loss, if any, associated with the resolution of the lawsuit, and accordingly no provision has been recognized in the consolidated financial statements as of March 31, 2026.

On June 12, 2026, the lead plaintiffs filed an amended complaint asserting violations of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended, and seeking damages against the Company and the other defendants. The Company intends to defend itself vigorously in the action, and its response to the amended complaint is due on August 11, 2026.